Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.5%
Biotechnology – 30.9%
4D Molecular Therapeutics Inc*	444,198	$9,865,638
AbbVie Inc	1,141,497	184,477,330
Akero Therapeutics Inc*	1,001,770	54,896,996
Alnylam Pharmaceuticals Inc*	172,691	41,040,016
Altimmune Inc*,#	1,030,773	16,956,216
Amgen Inc	192,933	50,671,923
Amicus Therapeutics Inc*	2,548,195	31,113,461
Apellis Pharmaceuticals Inc*	830,045	42,921,627
Arcellx Inc*,#	429,038	13,291,597
Ardelyx, Inc.*	2,941,625	8,383,631
Argenx SE (ADR)*	204,129	77,330,189
Ascendis Pharma A/S (ADR)*	456,948	55,807,059
Bicycle Therapeutics Ltd (ADR)*,#	528,203	15,634,809
BioAtla LLC*,#	486,009	4,009,574
BioCryst Pharmaceuticals Inc*	491,126	5,638,126
Biohaven Ltd*	1,022,578	14,193,383
BioMarin Pharmaceutical Inc*	623,591	64,535,433
Biomea Fusion Inc*	729,522	6,149,870
C4 Therapeutics Inc*	335,365	1,978,654
CANbridge Pharmaceuticals Inc*	3,901,000	1,224,529
Centessa Pharmacuticals PLC (ADR)*,#	691,173	2,142,636
Cerevel Therapeutics Holdings Inc*	463,125	14,606,963
Design Therapeutics Inc*,#	492,234	5,050,321
Gilead Sciences Inc	372,723	31,998,270
Horizon Therapeutics PLC*	536,977	61,107,983
Insmed Inc*	916,817	18,318,004
IVERIC bio Inc*	1,136,126	24,324,458
Janux Therapeutics Inc*	582,596	7,672,789
Legend Biotech Corp (ADR)*	520,392	25,977,969
Mirati Therapeutics Inc*	107,105	4,852,928
Neurocrine Biosciences Inc*	465,421	55,589,884
Olema Pharmaceuticals Inc*	745,574	1,826,656
Prothena Corp PLC*	425,921	25,661,740
PTC Therapeutics Inc*	569,062	21,721,097
Regeneron Pharmaceuticals Inc*	63,386	45,732,365
Rhythm Pharmaceuticals Inc*	578,774	16,853,899
Sage Therapeutics Inc*	246,058	9,384,652
Sarepta Therapeutics Inc*	950,822	123,207,515
Seres Therapeutics Inc*	3,055,514	17,110,878
Travere Therapeutics Inc*	1,508,504	31,723,839
United Therapeutics Corp*	159,472	44,347,569
Vaxcyte Inc*	1,081,918	51,877,968
Vertex Pharmaceuticals Inc*	341,726	98,683,634
Zai Lab Ltd (ADR)*	659,746	20,254,202
		1,460,148,280
Health Care Equipment & Supplies – 14.3%
Abbott Laboratories	1,006,808	110,537,450
Align Technology Inc*	150,379	31,714,931
Boston Scientific Corp*	2,324,190	107,540,271
Cooper Cos Inc	113,786	37,625,617
Dentsply Sirona Inc	436,233	13,889,659
DexCom Inc*	307,960	34,873,390
Edwards Lifesciences Corp*	512,609	38,245,758
Globus Medical Inc*,#	492,818	36,601,593
ICU Medical Inc*	77,275	12,169,267
Insulet Corp*	29,389	8,651,828
Intuitive Surgical Inc*	147,101	39,033,250
Medtronic PLC	448,902	34,888,663
Penumbra Inc*	171,746	38,206,615
Silk Road Medical Inc*	226,996	11,996,739
STERIS PLC	170,535	31,496,109
Stryker Corp	193,356	47,273,608
Tandem Diabetes Care Inc*	214,236	9,629,908
Teleflex Inc	121,410	30,307,578
		674,682,234
Health Care Providers & Services – 13.9%
AmerisourceBergen Corp	356,754	59,117,705
Anthem Inc	174,058	89,286,532

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Centene Corp*	983,771	$80,679,060
Humana Inc	180,953	92,682,317
Privia Health Group Inc*	403,412	9,161,487
Quest Diagnostics Inc	90,306	14,127,471
UnitedHealth Group Inc	585,776	310,566,720
		655,621,292
Life Sciences Tools & Services – 6.7%
Danaher Corp	363,803	96,560,592
ICON PLC*	82,452	16,016,301
Illumina Inc*	221,199	44,726,438
IQVIA Holdings Inc*	157,906	32,353,360
NeoGenomics Inc*	1,668,087	15,413,124
SomaLogic Inc*	1,019,345	2,558,556
Thermo Fisher Scientific Inc	199,869	110,065,860
		317,694,231
Pharmaceuticals – 31.7%
Astellas Pharma Inc	2,950,200	44,764,574
AstraZeneca PLC	1,531,969	207,867,500
Bayer AG	538,151	27,782,115
Bristol-Myers Squibb Co	1,387,567	99,835,446
Catalent Inc*	308,457	13,883,650
Collegium Pharmaceutical Inc*	616,212	14,296,118
DICE Therapeutics Inc*,#	372,367	11,617,850
Edgewise Therapeutics Inc*,#	391,509	3,500,090
Elanco Animal Health Inc*	1,422,724	17,385,687
Eli Lilly & Co	385,587	141,063,148
Harmony Biosciences Holdings Inc*	369,021	20,333,057
Jazz Pharmaceuticals PLC*	415,258	66,154,752
Johnson & Johnson	287,224	50,738,120
Merck & Co Inc	1,276,139	141,587,622
Novartis AG (ADR)	1,405,032	127,464,503
Novo Nordisk A/S	634,265	85,894,288
Organon & Co	1,827,838	51,051,515
Pfizer Inc	1,253,293	64,218,733
Roche Holding AG	341,911	107,478,640
Royalty Pharma PLC - Class A	952,283	37,634,224
Sanofi	1,269,194	122,790,520
Takeda Pharmaceutical Co Ltd	781,236	24,404,929
Ventyx Biosciences Inc*,#	533,449	17,491,793
		1,499,238,874
Total Common Stocks (cost $3,055,002,987)		4,607,384,911
Private Placements– 1.8%
Biotechnology – 1.1%
Arbor Biotechnologies Inc*,¢,§	156,426	2,591,979
Asher Biotherapeutics Inc*,¢,§	1,214,301	1,951,139
Attralus Inc*,¢,§	669,935	3,483,662
Curevo Inc*,¢,§	2,031,087	5,330,344
Disc Medicine Inc*,§	1,084,584	2,127,899
Element Biosciences Inc*,¢,§	425,023	6,991,628
Flame Biosciences*,¢,§	919,200	2,837,662
HemoShear Therapeutics LLC*,¢,§	289,280	2,109,430
LEXEO Therapeutics Inc - Series A*,¢,§	3,643,715	6,268,975
LEXEO Therapeutics Inc - Series B*,¢,§	883,469	1,520,000
Shoreline Biosciences Inc*,¢,§	747,187	6,017,769
Sonoma Biotherapeutics Inc*,¢,§	1,924,628	5,705,560
Synthekine Inc*,¢,§	2,192,937	5,661,001
TwinStrand Biosciences Inc*,¢,§	344,314	749,606
		53,346,654
Health Care Providers & Services – 0.4%
Bigfoot Biomedical Inc - Series B*,¢,§	1,035,873	8,440,811
Bigfoot Biomedical Inc - Series C-1*,¢,§	168,418	1,372,354
Freenome Holdings Inc*,¢,§	342,803	4,000,511
Freenome Inc*,¢,§	337,474	3,938,322
		17,751,998
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,092,693
Pharmaceuticals – 0.3%
Neurogene Inc*,¢,§	1,336,317	3,260,613
Neurogene Inc - Series B*,¢,§	1,486,727	3,627,614
VALENZABio - Series A*,¢,§	700,559	6,235,276
		13,123,503
Total Private Placements (cost $95,149,445)		87,314,848

Shares or Principal Amounts		Value
Rights– 0%
Pharmaceuticals – 0%
Clementia Pharmaceuticals Inc CVR*,¢((cost $1,180,320)	874,311	$0
Warrants– 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/22*,¢,§((cost $0)	1	0
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $16,895,173)	16,893,319	16,896,698
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	16,361,734	16,361,734
Time Deposits – 0.1%
Royal Bank of Canada, 4.3100%, 1/3/23	$4,091,257	4,091,257
Total Investments Purchased with Cash Collateral from Securities Lending (cost $20,452,991)		20,452,991
Total Investments (total cost $3,188,680,916) – 100.1%		4,732,049,448
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(5,800,305)
Net Assets – 100%		$4,726,249,143

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,797,335,290	80.2%
Switzerland	234,943,143	5.0
United Kingdom	223,502,309	4.7
Denmark	141,701,347	3.0
France	122,790,520	2.6
Belgium	77,330,189	1.6
Japan	69,169,503	1.5
Germany	27,782,115	0.6
China	21,478,731	0.5
Ireland	16,016,301	0.3

Total	$4,732,049,448	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$253,831	$1,561	$1,290	$16,896,698
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	102,667∆	-	-	16,361,734
Total Affiliated Investments - 0.7%	$356,498	$1,561	$1,290	$33,258,432

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	5,298,938	289,181,865	(277,586,956)	16,896,698
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	21,402,690	89,720,294	(94,761,250)	16,361,734

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2022 is $85,186,949, which represents 1.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Arbor Biotechnologies Inc	10/29/21	$2,591,979	$2,591,979	0.1%
Asher Biotherapeutics Inc	8/23/21	2,438,924	1,951,139	0.0
Attralus Inc	8/31/21	5,198,696	3,483,662	0.1
Bigfoot Biomedical Inc - Series B	11/21/17	9,808,940	8,440,811	0.2
Bigfoot Biomedical Inc - Series C-1	12/27/19	1,355,580	1,372,354	0.0
Curevo Inc	11/10/22	5,330,344	5,330,344	0.1
Disc Medicine Inc	8/23/21	2,603,002	2,127,899	0.0
Element Biosciences Inc	6/21/21	8,737,070	6,991,628	0.2
Flame Biosciences	9/28/20	6,020,760	2,837,662	0.1
Freenome Holdings Inc	11/22/21	2,585,523	4,000,511	0.1
Freenome Inc	8/14/20	2,231,817	3,938,322	0.1
HemoShear Therapeutics LLC	2/5/21	3,839,496	2,109,430	0.1
LEXEO Therapeutics Inc - Series A	11/20/20-7/30/21	3,643,715	6,268,975	0.1
LEXEO Therapeutics Inc - Series B	8/10/21	1,520,000	1,520,000	0.0
Magnolia Medical Technologies Inc - Series D, 12/31/22	1/10/22	0	0	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22	3,092,693	3,092,693	0.0
Neurogene Inc	12/15/20-9/22/21	3,260,613	3,260,613	0.1
Neurogene Inc - Series B	3/4/22	3,627,614	3,627,614	0.1
Shoreline Biosciences Inc	10/28/21	7,522,230	6,017,769	0.1
Sonoma Biotherapeutics Inc	7/23/21-12/14/22	4,465,171	5,705,560	0.1
Synthekine Inc	6/3/21	6,290,001	5,661,001	0.1
TwinStrand Biosciences Inc	4/30/21	2,750,001	749,606	0.0
VALENZABio - Series A	3/25/21	6,235,276	6,235,276	0.1
Total		$95,149,445	$87,314,848	1.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$878,256,308	$620,982,566	$-
All Other	3,108,146,037	-	-
Private Placements	-	2,127,899	85,186,949
Rights	-	-	0
Warrants	-	-	0
Investment Companies	-	16,896,698	-
Investments Purchased with Cash Collateral from Securities Lending	-	20,452,991	-
Total Assets	$3,986,402,345	$660,460,154	$85,186,949

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year.

Financial assets of $1,769,255 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70226 03-23